FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

Level 1: Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2: Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

An asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company’s financial instruments that are carried at fair value consist of Level 1 and Level 3 assets and liabilities. Level 1 assets include highly liquid bank deposits and money market funds, which were not material as of September 30, 2024 and December 31, 2023. Level 1 liabilities include the Public Warrants and are classified as Level 1 due to the use of an observable market quote in an active market. The Company measured the fair value of the Public Warrants on the date of the Closing of the Business Combination based on the close price of the Public Warrant price. Level 3 liabilities include (i) the Junior Note Warrants (as defined in Note 8, Notes and Convertible Notes Payable), (ii) the August 2024 Convertible Note Derivative Liability (as defined and described in Note 8, Notes and Convertible Notes Payable) and (iii) the Legacy Nuburu Convertible Notes (as described in Note 3, Reverse Recapitaliation), each of which is classified as Level 3 due to the use of unobservable inputs in the valuation of the liability. During the nine months ended September 30, 2024 and 2023, no warrants were exercised.

The gains and losses from re-measurement of Level 1 and Level 3 financial liabilities are recorded as part of change in fair value of warrant liabilities and change in fair value of derivative liability in the condensed consolidated statements of operations and comprehensive loss. There were no transfers between Level 1, Level 2, and Level 3 in any periods presented.

The following tables set forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of September 30, 2024 and December 31, 2023:

	At September 30, 2024
	Level 1	Level 2	Level 3	Total
Public Warrants(1)	$—	$—	$—	$—
Junior Note Warrants	—	—	82,333	82,333
Convertible note derivative liability(2)	—	—	37,900	37,900

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Public Warrants(1)	$—	$—	$—	$—
Junior Note Warrants	—	—	2,238,519	2,238,519

(1) The Public Warrants are a Level 1 fair value measurement, as noted further below and in Note 10, Warrants, of these consolidated financial statements.

(2) Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable.

On December 12, 2023, the New York Stock Exchange American (“NYSE American”) notified the Company, and publicly announced, that the NYSE American had determined to (a) commence proceedings to delist the Company’s Public Warrants, each whole warrant exercisable to purchase one share of the Company’s common stock, par value $0.0001 per share, at a price of $11.50 per share, and listed to trade on the NYSE American under the symbol “BURU.WS”, and (b) immediately suspend trading in the Public Warrants due to “abnormally low” trading price levels. As such, the Public Warrants were determined to have no value as of September 30, 2024 and December 31, 2023.

Level 3 Financial Liabilities

Junior Note Warrants

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Fair value, September 30, 2023	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value, December 31, 2023	2,238,519
Change in fair value	(3,311)
Fair value, March 30, 2024	2,235,208
Change in fair value	(1,783,201)
Fair value, June 30, 2024	452,007
Change in fair value	(369,674)
Fair value, September 30, 2024	$82,333

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Nine Months Ended September 30, 2024	Year Ended December 31, 2023
Common Stock Warrants:
Stock price	$0.03 - 0.51	$0.15 - 0.18
Expected term (in years)	4.2 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 76.9%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

August 2024 Convertible Note Derivative Liability

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Fair value, June 30, 2024	$—
Initial recognition at fair value	179,000
Change in fair value	(141,100)
Fair value, September 30, 2024	$37,900

The aggregate fair value of the August 2024 Convertible Note Derivative Liability was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the August 2024 Convertible Note Derivative Liability during the nine months ended September 30, 3034 were as follows:

Nine Months Ended September 30, 2024
August 2024 Convertible Note Derivative Liability:
Stock price	$$0.51 - $1.82
Expected term (in years)	0.35 - 0.46
Expected volatility	253.0% - 285.4%
Risk-free interest rate	4.6% - 5.0%
Expected dividend yield	0.0%

Legacy Nuburu Convertible Notes

The following table sets forth a summary of the changes in fair value of the Company's Legacy Nuburu Convertible Notes, which were cancelled and converted into shares of Legacy Nuburu common stock in connection with the Business Combination:

Fair value, January 1, 2023	$22,688,097
Cancellation and convsion in connection with the Business Combination	(22,688,097)
Fair value as of March 31, 2023	$—

NOTE 5. FAIR VALUE MEASUREMENTS

The Company’s financial instruments that are carried at fair value consists of Level 1 and Level 3 assets and liabilities. Level 1 assets include highly liquid bank deposits and money market funds, which were not material as of December 31, 2023 and 2022. Level 1 liabilities include the Public Warrants and are classified as Level 1 due to the use of an observable market quote in an active market. The Company measured the fair value of the Public Warrants on the date of the Closing of the Business Combination based on the close price of the Public Warrant. During the year ended December 31, 2023, no warrants were exercised. Level 3 liabilities include the Junior Note Warrants and Legacy Nuburu Convertible Notes (each as defined in Note 8) and are classified as Level 3 due to the use of unobservable inputs in the valuation of the liability, as further described in Note 10.

The gains and losses from re-measurement of Level 1 financial liabilities are recorded as part of other (expense) income, net in the consolidated statements of operations and comprehensive loss. During the year ended December 31, 2023, the Company recorded a gain of $1,766,513, related to the change in fair value of the Public Warrants and Junior Note Warrants from the Closing to the end of the period. Refer to Note 10 for more information on the warrants issued by the Company during the periods presented. There were no transfers between Level 1, Level 2, and Level 3 in any periods presented.

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy:

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Public Warrants(1)	$—	$—	$—	$—
Junior Note Warrants	—	—	2,238,519	2,238,519

(1) The Public Warrants are a Level 1 fair value measurement, as noted further below and in Note 10 of these consolidated financial statements.

Level 1 Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Level 1 financial liabilities.

Year Ended December 31,
2023
Fair value, beginning of period	$—
Recognition of Public Warrants upon the reverse recapitalization	1,336,863
Change in fair value	(1,336,863)
Fair value as of December 31, 2023	$—

On December 12, 2023, the New York Stock Exchange (“NYSE”) notified the Company, and publicly announced, that the NYSE had determined to (a) commence proceedings to delist the Company’s warrants, each whole warrant exercisable to purchase one share of the Company’s common stock, par value $0.0001 per share, at a price of $11.50 per share, and listed to trade on the NYSE under the symbol “BURU.WS”, and (b) immediately suspend trading in the Warrants due to “abnormally low” trading price levels. As such, the Public Warrants were determined to have no value as of December 31, 2023.

Level 3 Financial Liabilities

Junior Note Warrants

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Year Ended December 31,
2023
Fair value, beginning of period	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value as of December 31, 2023	$2,238,519

Legacy Nuburu Convertible Notes

The following table sets forth a summary of the changes in fair value of the Company's Legacy Nuburu Convertible Notes, which were cancelled and converted into shares of Legacy Nuburu common stock in connection with the Business Combination:

Year Ended December 31,
2023
Fair value, beginning of period	$22,688,097
Cancellation and conversion in connection with the Business Combination	(22,688,097)
Fair value as of December 31, 2023	$—